Note 12 - Warrant Transactions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Class of Warrant or Right, Outstanding		202,500	202,500	22,500
Outstanding as of December 31, 2013 (in dollars per share)			$ 26.20	$ 100
Granted during 2014 (in shares)	180,000
Granted during 2014 (in dollars per share)	$ 16.80